Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005477 | Shell
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005477 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005477 | Chevron
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005477 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005477 | Williams
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005477 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005477 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005477 | EOG Resources
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005477 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005477 | Marathon Petroleum
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005477 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005477 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005477 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005477 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005477 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005477 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005477 | Industrial Gases
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005477 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005477 | U.S. Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005477 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000166331 | Shell
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166331 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166331 | Chevron
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166331 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166331 | Williams
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166331 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166331 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166331 | EOG Resources
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166331 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166331 | Marathon Petroleum
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166331 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000166331 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000166331 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000166331 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166331 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166331 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166331 | Industrial Gases
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166331 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166331 | U.S. Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166331 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.30%